EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2013
EARNINGS PER SHARE
Schedule of basic and diluted net income attributable to the Company's ordinary shareholders per ordinary share

	For the Year Ended December 31,
	2011	2012	2013
Numerator:
Net income for the year	51,630	52,904	27,918
Numerator for basic and diluted earnings per share	51,630	52,904	27,918
Denominator:
Weighted average ordinary shares outstanding for basic calculation	262,542,760	270,811,925	279,027,473
Dilutive effect of share-based awards	16,262,798	13,618,582	7,538,423
Denominator for diluted calculation	278,805,558	284,430,507	286,565,896
Basic earnings per ordinary share	0.20	0.20	0.10
Diluted earnings per ordinary share	0.19	0.19	0.10